Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 537,435	$ 75,696	¥ 563,238	¥ 507,862
Cost of revenues:
Cost of revenues:	(174,208)	(24,537)	(183,199)	(143,716)
Gross Profit	363,227	51,159	380,039	364,146
Operating expenses:
Research and development expenses	(347,016)	(48,876)	(421,868)	(367,858)
Selling and marketing expenses (including related party amounts of RMB235, RMB201 and nil for the years ended December 31, 2021, 2022 and 2023, respectively)	(247,711)	(34,889)	(370,294)	(303,096)
General and administrative expenses (including related party amounts of RMB1,752, nil and nil for the years ended December 31, 2021, 2022 and 2023, respectively)	(437,821)	(61,666)	(568,284)	(490,256)
Total operating expenses	(1,032,548)	(145,431)	(1,360,446)	(1,161,210)
Loss from operations	(669,321)	(94,272)	(980,407)	(797,064)
Interest income	17,956	2,529	9,356	3,457
Interest expense	0	0	102	(1,536)
Other income, net (including related party income of RMB628, nil and nil for the years ended December 31, 2021, 2022 and 2023, respectively)	484	68	152	199
Foreign exchange (loss) gain, net	(420)	(59)	1,549	(854)
Loss before income tax	(651,301)	(91,734)	(969,248)	(795,798)
Income tax expenses	(2,388)	(336)	(1,985)	(899)
Net loss	(653,689)	(92,070)	(971,233)	(796,697)
Net loss attributable to Burning Rock Biotech Limited	(653,700)	(92,070)	(971,233)	(796,697)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	4,189	590	41,347	(39,480)
Total comprehensive loss	(649,500)	(91,480)	(929,886)	(836,177)
Total comprehensive loss attributable to Burning Rock Biotech Limited	¥ (649,500)	$ (91,480)	¥ (929,886)	¥ (836,177)
Common Class A [Member]
Loss per share for class A and class B ordinary shares:
Loss per share - basic | (per share)	¥ (6.38)	$ (0.9)	¥ (9.35)	¥ (7.65)
Loss per share - diluted | (per share)	¥ (6.38)	$ (0.9)	¥ (9.35)	¥ (7.65)
Weighted average shares outstanding used in loss per share computation:
Weighted average shares outstanding used in loss per share - basic	85,071,691	85,071,691	86,584,100	86,883,011
Weighted average shares outstanding used in loss per share - diluted	85,071,691	85,071,691	86,584,100	86,883,011
Common Class B [Member]
Loss per share for class A and class B ordinary shares:
Loss per share - basic | (per share)	¥ (6.38)	$ (0.9)	¥ (9.35)	¥ (7.65)
Loss per share - diluted | (per share)	¥ (6.38)	$ (0.9)	¥ (9.35)	¥ (7.65)
Weighted average shares outstanding used in loss per share computation:
Weighted average shares outstanding used in loss per share - basic	17,324,848	17,324,848	17,324,848	17,324,848
Weighted average shares outstanding used in loss per share - diluted	17,324,848	17,324,848	17,324,848	17,324,848
Service [Member]
Revenues:
Revenues	¥ 345,030	$ 48,596	¥ 391,548	¥ 342,465
Cost of revenues:
Cost of revenues:	(101,638)	(14,315)	(119,903)	(93,401)
Product [Member]
Revenues:
Revenues	192,405	27,100	171,690	165,397
Cost of revenues:
Cost of revenues:	¥ (72,570)	$ (10,222)	¥ (63,296)	¥ (50,315)